Employees' Retirement Benefits (Benefit Payments, which Reflect Expected Future Service) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2018	¥ 12,205
2019	11,467
2020	11,171
2021	10,885
2022	15,928
2023-2027	¥ 67,228